Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 127,465	₱ 119,665	₱ 116,290
Other comprehensive income (loss)	(257)	1,767	(4,290)
Closing of other comprehensive income cashflow hedges to retained earnings	(2,544)	(725)	(306)
Ending balance	113,961	127,465	119,665
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	366	701	722
Other comprehensive income (loss)	(217)	(335)	(21)
Ending balance	149	366	701
Net loss on financial investments at FVOCI - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)	(9)	(9)
Ending balance	(9)	(9)	(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(1,965)	(1,202)	(896)
Other comprehensive income (loss)	(2,544)	(763)	(306)
Closing of other comprehensive income cashflow hedges to retained earnings	1,222
Ending balance	(3,287)	(1,965)	(1,202)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	544	508	508
Other comprehensive income (loss)		36
Ending balance	544	544	508
Fair value adjustment on sale of property and equipment [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		108	108
Other comprehensive income (loss)		(108)
Ending balance			108
Actuarial gains (losses) on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,356)	(35,720)	(31,763)
Other comprehensive income (loss)	2,500	364	(3,957)
Ending balance	(32,856)	(35,356)	(35,720)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(14)	(37)
Other comprehensive income (loss)	(6)	23	(37)
Ending balance	(20)	(14)	(37)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(3)	(1)	(38)
Other comprehensive income (loss)		(2)	37
Ending balance	(3)	(3)	(1)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(36,437)	(35,652)	(31,368)
Other comprehensive income (loss)	(267)	(785)	(4,284)
Closing of other comprehensive income cashflow hedges to retained earnings	1,222
Ending balance	(35,482)	(36,437)	(35,652)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	15	9	15
Other comprehensive income (loss)	10	6	(6)
Ending balance	25	15	9
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(36,422)	(35,643)	(31,353)
Other comprehensive income (loss)	(257)	(779)	(4,290)
Closing of other comprehensive income cashflow hedges to retained earnings	1,222
Ending balance	₱ (35,457)	₱ (36,422)	₱ (35,643)